Equity-Based Compensation - Information about Restricted Stock Unit Transactions (Detail) shares in Millions	12 Months Ended
Sep. 29, 2018 $ / shares shares
Units
Unvested at beginning of year | shares	9
Granted | shares	5
Vested | shares	(4)
Forfeited | shares	(1)
Unvested at end of year | shares	9
Weighted Average Grant-Date Fair Value
Unvested at beginning of year | $ / shares	$ 101.17
Granted | $ / shares	109.05
Vested | $ / shares	113.21
Forfeited | $ / shares	107.23
Unvested at end of year | $ / shares	$ 108.74